Schedule of Fair Value of Warrant (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 13, 2022
Expected term (in years)			3 years
Risk-free interest rate	0.00%	0.00%	0.00%	0.00%
Warrant [Member]
Expected term (in years)	3 years
Risk-free interest rate	0.00%	0.00%	0.00%
Expected term (in years)					5 years
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants liabilities measurement input	0	0
Minimum [Member]
Expected term (in years)	2 years 7 months 28 days	2 years 10 months 17 days	2 years 10 months 17 days	2 years 6 months
Risk-free interest rate	4.71%	3.71%	3.71%	2.90%
Minimum [Member] | Warrant [Member]
Expected term (in years)			4 years 1 month 6 days
Expected volatility			45.30%
Risk-free interest rate			3.53%
Minimum [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Expected term (in years)	3 years 4 months 13 days	4 years 4 months 9 days
Minimum [Member] | Warrant [Member] | Measurement Input, Option Volatility [Member]
Warrants liabilities measurement input	58.78	45.31
Minimum [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants liabilities measurement input	3.41	3.53
Maximum [Member]
Expected term (in years)	3 years 21 days	3 years 3 months	3 years 3 months	3 years
Risk-free interest rate	4.76%	4.27%	4.27%	3.47%
Maximum [Member] | Warrant [Member]
Expected term (in years)			5 years 6 months
Expected volatility			70.44%
Risk-free interest rate			4.54%
Maximum [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Expected term (in years)	5 years 11 months 26 days	5 years 6 months
Maximum [Member] | Warrant [Member] | Measurement Input, Option Volatility [Member]
Warrants liabilities measurement input	121.32	59.93
Maximum [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants liabilities measurement input	4.56	4.54